Net Loss Per Common Share - Proforma basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2020	Aug. 31, 2019	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Net Loss Per Common Share
Number of Securities Called by Warrants or Rights							1,401,836
IPO price							$ 22.00
Earnings Per Share, Pro Forma [Abstract]
Net loss	$ (15,371)	$ (13,960)	$ (15,026)	$ (15,903)	$ (29,331)	$ (30,929)	$ (51,365)	$ (56,496)
Deemed dividend attributable to preferred shareholders							(239,294)
Net Income (Loss) Available to Common Stockholders, Basic, Total							$ (290,609)
Weighted-average shares used in computing net loss per share	33,029,147		5,336,501		20,277,416	5,141,047	5,626,713	4,641,256
Weighted average shares used to compute pro forma net loss per common share, basic							34,633,452
Pro forma net loss per common share, basic							$ (8.39)
Weighted average shares used to compute pro forma net loss per common share, diluted							34,633,452
Pro forma net loss per common share, diluted							$ (8.39)
Pro forma
Earnings Per Share, Pro Forma [Abstract]
Pro forma adjustment to reflect conversion of convertible preferred stock							28,964,247
Pro forma adjustment to reflect automatic cashless exercise of warrants							42,492